PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) $ in Thousands		12 Months Ended
	Aug. 18, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Aug. 17, 2025	Aug. 08, 2025
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 15,000	$ 14,300
Amortization recognized for finance leases		800	600
Interest Capitalized to Property and Equipment		775	$ 0
Ownership interest acquired (as a percentage)					0.49
Purchase price	$ 3,000
Ownership (as percentage)					100.00%
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross, period increase (decrease)	500	4,800
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross, period increase (decrease)	$ 3,200	$ 700
Lompoc TIC, LLC
Property, Plant and Equipment [Line Items]
Ownership (as percentage)	100.00%
Lompoc, California
Property, Plant and Equipment [Line Items]
Ownership interest acquired (as a percentage)	0.76
Lompoc, California | Lompoc TIC, LLC
Property, Plant and Equipment [Line Items]
Equity method investment, ownership (as a percentage)				24.00%